TAXES ON INCOME - Summary of Loss Before Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (153,091)	$ (81,462)	$ (67,306)
Foreign	(184)	134	15
Loss before taxes on income	$ (153,275)	$ (81,328)	$ (67,291)